INCOME TAXES - Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Loss before income taxes	$ (176.7)	$ (312.0)	[1]
Canadian statutory tax rate (%)	26.50%	26.50%
Expected income tax recovery	$ (46.8)	$ (82.7)
Impact of higher foreign tax rates	20.0	(31.7)
Impact of change in enacted tax rates	(5.0)	(216.8)
Permanent differences	38.8	(20.7)
Unused tax losses and tax offsets not recognized in deferred tax assets	26.4	53.0
Tax effects of translation in foreign operations	(119.7)	(9.2)
True-up of tax provisions in respect of prior years and effects of Brazilian Tax Matters (Note 13(e))	27.5	150.7
Withholding taxes	8.7	10.8
Unrealized foreign exchange	151.9	9.9
Mining taxes on profit	14.3	14.5
Planned distribution of foreign earnings of the company	0.9	9.9
Other	4.0	(1.6)
Total income tax expense (recovery)	121.0	(113.9)	[1]
Income tax expense (recovery) is represented by:
Current income tax expense	138.8	239.2	[1]
Deferred income tax recovery	(17.8)	(353.1)	[1]
Total income tax expense (recovery)	$ 121.0	$ (113.9)	[1]

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.